Consolidated Statements of Earnings (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenues (note 27)	$ 4,089,129	$ 2,786,857
Cost of revenues (exclusive of depreciation and amortization shown below)	2,519,866	1,740,860
Selling, general and administrative expenses	1,022,734	709,665
Depreciation	45,873	39,349
Amortization of intangible assets	99,221	86,557
Acquisition-related items (note 6)	61,008	45,848
Settlement of long-term incentive arrangement ("LTIA") (note 21)	471,928	0
Operating earnings (loss)	(131,501)	164,578
Interest expense, net	31,819	30,949
Earnings from equity accounted investments	(6,190)	(2,919)
Other income, net	(5,083)	13
Earnings (loss) before income tax	(152,047)	136,535
Income tax expense (note 22)	85,510	42,046
Net earnings (loss)	(237,557)	94,489
Non-controlling interest share of earnings	53,465	29,572
Non-controlling interest redemption increment (note 17)	99,316	15,843
Net earnings (loss) attributable to Company	$ (390,338)	$ 49,074
Net earnings (loss) per common share (note 19)
Basic (in dollars per share)	$ (9.09)	$ 1.23
Diluted (in dollars per share)	$ (9.09)	$ 1.22